Discontinued Operations and Assets and Liabilities Held For Sale - Astora Restructuring (Narrative) (Details) - Astora Restructuring	3 Months Ended
	Mar. 31, 2016 employee	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of positions reduced | employee	250
Expected restructuring costs remaining | $		$ 0